Deferred Revenue	12 Months Ended
Mar. 31, 2023
Deferred Revenue
Deferred Revenue

35 Deferred Revenue

	March 31,
	2022	2023
Global Distribution System provider	244,101	38,417
Loyalty program	4,076	7,304
Total	248,177	45,721
Non-current	64,965	-
Current	183,212	45,721
Total	248,177	45,721

“Global Distribution System providers” represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2022	2023
At April 1	387,049	248,177
Deferred during the year	-	-
Recorded in statement of profit or loss	(138,872)	(202,456)
Transferred to other financial liability (deposits)	-	-
At March 31	248,177	45,721